Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales	$ 1,993,865		$ 1,877,000		$ 7,336,980		$ 6,587,498		$ 8,563,751	$ 7,713,456
Cost of goods sold	1,322,497	[1]	1,236,536	[1]	4,625,210	[1]	4,219,412	[1]	5,439,892	4,994,420
Gross profit	671,368		640,464		2,711,770		2,368,086		3,123,859	2,719,036
Operating expenses
Selling, general and administrative expenses	2,050,189		767,239		9,206,076		2,286,464		3,173,851	2,825,269
Research and development	82,500		57,500		247,770		172,500		370,625	256,448
Total operating expenses	2,132,689		824,739		9,453,846		2,458,964		3,544,476	3,081,717
Loss from operations	(1,461,321)		(184,275)		(6,742,076)		(90,878)		(420,617)	(362,681)
Interest expense	(28,190)		(26,885)		(84,010)		(77,279)
Interest income							4,500
Other income (expenses)
Interest expense (including $56,626 and $15,784 to related parties)									(96,470)	(60,463)
Interest income									4,500
Other income (expenses)									(25,323)	(248,980)
Total other income (expenses)									(117,293)	(309,443)
Loss before income taxes	(1,489,511)		(211,160)		(6,826,086)		(163,657)		(537,910)	(672,124)
Provision (benefit) for income taxes			(37,700)		4,113				800	(119,102)
NET LOSS	$ (1,489,511)		$ (173,460)		$ (6,830,199)		$ (163,657)		$ (538,710)	$ (553,022)
BASIC AND DILUTED LOSS PER SHARE	$ (0.04)		$ (0.01)		$ (0.18)		$ (0.01)		$ (0.02)	$ (0.02)
WEIGHTED - AVERAGE COMMON SHARES OUTSTANDING BASIC AND DILUTED	37,079,972		29,659,498		37,482,508		29,623,868		29,632,824	29,576,998

[1]	Included in cost of goods sold are these amounts from related party